Clockwise Core Equity & Innovation ETF
Schedule of Investments
May 31, 2024 - (Unaudited)
COMMON STOCKS — 88.18% Shares Fair Value
Communications — 18.51%
Alphabet, Inc., Class A
(a)
5,149 $ 888,202
Meta Platforms, Inc., Class A 1,894 884,175
Netflix, Inc.
(a)
1,259 807,800
Spotify Technology SA
(a)
2,892 858,288
Verizon Communications, Inc. 17,164 706,299
4,144,764
Consumer Discretionary — 7.86%
Amazon.com, Inc.
(a)
4,947 872,849
McDonald's Corp. 900 233,001
Royal Caribbean Cruises Ltd.
(a)
1,500 221,520
Tesla, Inc.
(a)
2,429 432,556
1,759,926
Energy — 9.01%
Cameco Corp. 8,258 458,402
Chesapeake Energy Corp. 6,100 554,673
Chevron Corp. 1,400 227,220
Coterra Energy, Inc. 7,900 225,308
EQT Corp. 13,400 550,606
2,016,209
Financials — 7.57%
Nu Holdings Ltd.
(a)
36,915 438,550
Robinhood Markets, Inc., Class A
(a)
49,478 1,034,090
Rocket Companies, Inc., Class A
(a)
16,000 222,400
1,695,040
Industrials — 4.91%
Comfort Systems USA, Inc. 2,002 655,335
General Electric Co. 2,686 443,566
1,098,901
Materials — 7.86%
Ecolab, Inc. 3,789 879,806
Freeport-McMoRan, Inc. 4,400 232,012
Newmont Corp. 15,433 647,260
1,759,078
Real Estate — 5.29%
American Tower Corp. REIT 2,832 554,336
Equinix, Inc. REIT 826 630,221
1,184,557
Technology — 27.17%
Advanced Micro Devices, Inc.
(a)
4,729 789,270
Apple, Inc. 4,663 896,462
Dell Technologies, Inc., Class C 3,211 448,127
Micron Technology, Inc. 5,404 675,500
Microsoft Corp. 2,038 846,035
NVIDIA Corp. 1,186 1,300,248
Super Micro Computer, Inc.
(a)
855 670,756

Clockwise Core Equity & Innovation ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
COMMON STOCKS — 88.18% - continued Shares Fair Value
Technology — 27.17% - continued
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 3,012 $ 454,932
6,081,330
Total Common Stocks (Cost $16,845,284) 19,739,805
EXCHANGE-TRADED FUNDS — 10.11%
SPDR® Bloomberg 1-3 Month T-Bill ETF 24,655 2,263,822
Total Exchange-Traded Funds (Cost $2,257,675) 2,263,822
Total Investments — 98.29% (Cost $19,102,959 ) 22,003,627
Other Assets in Excess of Liabilities — 1.71% 383,381
NET ASSETS — 100.00% $ 22,387,008
(a) Non-income producing security.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt